Share-Based Compensation (Schedule Of Compensation Cost And Related Income Tax Benefit Under Share-Based Compensation Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-Based Compensation [Abstract]
Compensation cost	$ 5.9	$ 5.3	$ 9.6
Related income tax benefit	$ 2.1	$ 1.9	$ 3.4